As filed with the Securities and Exchange Commission on August 4, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07881
Brazos Mutual Funds
(Exact name of registrant as specified in charter)
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Address of principal executive offices) (Zip code)
Wayne G. Willems
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Name and address of agent for service)
1-800-426-9157
Registrant’s telephone number, including area code
Date of fiscal year end: November 30
Date of reporting period: May 31, 2006

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
MAY 31, 2006
BRAZOS

MICRO CAP PORTFOLIO

SMALL CAP PORTFOLIO

MID CAP PORTFOLIO

GROWTH PORTFOLIO

INVESTMENT ADVISER

BRAZOS CAPITAL
MANAGEMENT
5949 SHERRY LANE
SUITE 1600
DALLAS, TEXAS 75225
www.brazosfunds.com

BRAZOS MUTUAL FUNDS

BRAZOS MUTUAL FUNDS
Report From Management

Dear Fellow Shareholders:

      The six month period ended May 31, 2006 was a modestly profitable one, with each Brazos portfolio beating its benchmark and with the smaller capitalization portfolios performing best. The investment results for the market indices and for the Class Y shares of each Portfolio for the six months, one year, five year, and since inception periods ended May 31, 2006, are shown in the following table.

      Performance As Of May 31, 2006. These performance numbers are unaudited.

	6 Months	12 Months	5 Years	5 Years	Inception	Inception
	Ended	Ended	Ended	Ended	to	to
	05/31/2006	05/31/2006	05/31/2006	05/31/2006	05/31/2006	05/31/2006
	Cumulative	Cumulative	Annualized	Cumulative	Annualized	Cumulative

Brazos Micro Cap

Class Y (Inception 12/31/97)	12.72%	24.54%	3.71%	20.00%	16.31%	256.55%

Russell 2000 Growth Index(a)	5.85%	18.22%	4.03%	21.86%	3.48%	33.34%

Brazos Small Cap

Class Y (Inception 12/31/96)	6.94%	18.05%	0.63%	3.17%	10.00%	145.31%

Russell 2000 Growth Index(a)	5.85%	18.22%	4.03%	21.86%	4.45%	50.61%

Brazos Growth Portfolio

Class Y (Inception 12/31/98)	5.31%	16.42%	-0.50%	-2.46%	12.42%	138.23%

Russell 3000 Growth Index(b)	-0.27%	7.15%	-0.74%	-3.67%	-1.64%	-11.52%

Brazos Mid Cap

Class Y (Inception 12/31/96)	5.38%	13.90%	2.16%	11.26%	5.05%	37.17%

Russell Mid Cap Growth Index(c)	4.11%	15.61%	4.86%	26.77%	-0.42%	-2.68%

   Notes are at the end of the Management Letter

Performance data quoted represents past performance and is not indicative of future results. Investment returns and principal values may fluctuate so that, when redeemed, shares may be worth more or less than their original value. Current performance of the Portfolio may be lower or higher than the performance quoted in the table above. Performance data current to the most recent month end may be obtained by visiting www.brazosfunds.com. Performance shown is for class Y shares, which do not have sales charges. Sales charges would diminish the performance shown.

     Investment performance reflects voluntary fee waivers and expense reimbursements in effect. In the absence of such waivers and reimbursements, total return would be reduced. The longer-term performance results presented for the Micro Cap, Small Cap, Mid Cap, and Growth Portfolios reflect periods of above average performance attributable in part to investments in certain securities during their initial public offering or non-recurring factors. In particular, the returns for certain periods, such as 1997 and 1998 for Small Cap, 1998 and 1999 for Micro Cap, 2000 for Mid Cap, and 1999 for Growth, reflect substantial benefits from first-day realized or unrealized gains from participation in initial public offerings. It is unlikely that the Funds will benefit to the same extent from these types

BRAZOS MUTUAL FUNDS
Report From Management – (continued)

of gains in the future, especially if a Portfolio’s assets remain at current levels or if they increase. Portfolio returns are shown net of fees. Stocks of micro cap, small cap and mid cap companies are more volatile than stocks of large cap companies.

      The year started with a rally which was led by the industrial, materials, energy, and technology sectors. While the overall market strengthened during this period, the period was characterized by its volatility due to differing investor expectations of inflation, the conflicting information regarding current inflation, and the uncertainty surrounding a new Fed chairman.

      The leading sectors share a common trait in that each one benefits from higher inflation. We believe that the government statistics do not accurately reflect the increases in prices and that actual inflation in the economy is higher than the government statistics. Once the government statistics catch up to the realities in the marketplace, certain sectors should respond positively and others will respond negatively. We feel we have positioned the portfolios to take advantage of this shift.

      Additionally, we believe industrials, materials, producer durables and select technology should perform well in the current environment and have positioned the portfolios to take advantage of this development. We call this our “industrial theme”. This industrial theme is bolstered by the recognition of the significant strength in nonresidential construction that ranges from high-rise office buildings to schools. This non-residential boom is a result of the large volume of new home construction over the last five years which has created a new demand for schools, shopping centers and office parks, as well as the roads and bridges to access these new developments. Further support for our industrial theme was warranted as Hurricane Katrina disrupted energy supplies and offline refining capacity, fueling higher energy prices. Finally, the industrial theme is supported by the significant strength in the Producer Durables and Materials sectors, which were driven higher by U.S. Demand and the industrialization of China, India and emerging economies around the world.

Micro Cap Portfolio

      For the six month period ended May 31, 2006, the Brazos Micro Cap Portfolio gained 12.72% versus a 5.85% gain in the Russell 2000 Growth Index. We remain optimistic about micro caps given the positive economic environment and attractive relative valuations and growth rates in these smaller companies.

BRAZOS MUTUAL FUNDS
Report From Management – (continued)

      The Micro Cap Portfolio particularly benefited from investments in Consumer Spending, Energy, and Producer Durables. The following table summarizes some of the companies in these sectors.

Sector	Companies	Synopsis	Commentary

Consumer Spending	True Religion Apparel, Inc. (TRLG)	designs, manufactures, and distributes high- fashion jeans and apparel.	TRLG possesses solid brand name recognition and had plans to expand its product lines.
	Golf Galaxy, Inc. (GGXY)	golf specialty retailer offering a combination of merchandise from national brands in golf equipment and apparel	GGXY is a fast growing company in a niche market with a strong management team.
Energy	Metretek Technologies, Inc. (MEK)	a provider of energy technology products, services and data management systems to industrial and commercial users	MEK benefited from high electricity prices and is positioning itself to capitalize on demand for electricity.
	Natco Group, Inc. (NTG)	manufactures and markets oil and gas production equipment	Throughout the past six months, NTG’s margin and revenue increased, primarily attributable to the increased demand and spending in oil and gas production equipment.
Producer Durables	American Ecology Corporation (AEC)	provides radioactive, hazardous and industrial waste management services	AEC proved to be a fast growing company in a niche market and has recently won several big contracts, one of which was with Honeywell. We believe the company is positioned to achieve aggressive growth numbers going forward, and we expect earnings to increase $1 to $1.50/share as they receive some relatively large contracts with GE. Furthermore, AEC has the management depth to make acquisitions in this sector where consolidation is underway, a combination which should continue to drive its growth.
	Smith & Wesson Holdings Corporation (SWB)	manufactures and exports handguns	SWB has re-energized consumer interest by introducing new products to the military and police markets. They have been awarded several big contracts for California Highway Patrol, North Carolina Department of Corrections, Cincinnati Police and they are expanding into new markets.

      We remain excited about the Brazos Micro Cap Fund as we continue to concentrate the Fund’s assets in what we believe are high-quality, growth companies that are attractively valued.

BRAZOS MUTUAL FUNDS
Report From Management – (continued)

We have increased our weighting in the technology and producer durable sectors as non-residential construction is experiencing a long overdue reacceleration.

      The Micro Cap Portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

Small Cap Portfolio

      For the six month period ended May 31, 2006, the Brazos Small Cap Portfolio gained 6.94% versus a 5.85% gain in the Russell 2000 Growth Index. The best performing sectors for the Portfolio over the past six months were Producer Durables, Business Services, Consumer Discretionary, and Transportation. The following table summarizes some of the companies in these sectors.

Sector	Companies	Synopsis	Commentary

Producer Durables	Bucyrus International, Inc. (BUCY)	manufactures above ground mining equipment	BUCY is poised to benefit from strong revenue in the commodity cycle and backlog growth in mining equipment. This company was originally uncovered as our industrial theme manifested and has proved to be a strong contributor to performance throughout the last six months.
	Flow International Corporation (FLOW)	designs, manufactures, markets, installs and services ultra high- pressure (UHP) water pumps and UHP water- management systems.	FLOW high-pressure water cutting and cleaning provides technologically-advanced and environmentally-sound solutions to the manufacturing, industrial and food markets.
Business Services	Correction Corporation of America (CXW)	owns and operates privatized correctional and detention facilities in the United States	CXW is well-positioned to handle the overflow of convicts at state institutions and can do so at a lower cost than state institutions.
Consumer Discretionary	Gymboree Corporation (GYMB)	specialty retailer selling apparel and accessories for children and women	GYMB displayed improving margins with an increase in specialty products that boosted strong brand recognition. GYMB has been held in the Fund for sometime now and continues to be a big position and a big winner. GYMB made great strides in turning their business around over the past year and shoppers seem to be responding to their initiatives as their sales have increased. The company is executing better at the store level and improving initiatives to increase gross margins. As a result, unit growth has accelerated as the company continues to open more outlet stores.

BRAZOS MUTUAL FUNDS
Report From Management – (continued)

Sector	Companies	Synopsis	Commentary

Transportation	American Railcar Industries, Inc. (ARII)	a North American manufacturer of covered hopper and tank railcars	ARII was a dominant-player in the major rail car replacement cycle, and their products serve the largest segments of the market including ethanol transportation
	Genesee & Wyoming, Inc. (GWR)	owns and operates short line and regional freight railroads	GWR posted strong pricing power over the past six months. Given higher fuel prices, it is our contention that the rail serves as the most cost-effective option for transporting commodities/ethanol, taken together with GWR’s strong management team and history of partaking in accretive deals; we believe GWR has a strong future as demand for transportation continues to increase.

      We are starting to take a defensive stance as we enter the summer months and remain committed to finding high quality, small cap growth stocks.

      The Small Cap Portfolio invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Mid Cap Portfolio

      For the six month period ended May 31, 2006, the Brazos Mid Cap Portfolio gained 5.38% versus a 4.10% gain in the Russell Mid Cap Growth Index. Over the past six months, the Producer Durables, Technology, and Transportation sectors were areas of considerable strength in the Brazos Mid Cap Portfolio. The following table summarizes some of the companies in these sectors.

Sector	Companies	Synopsis	Commentary

Producer Durables	Manitowoc Company, Inc. (MTW)	a leading supplier of heavy duty construction cranes	MTW showed revenue and margin growth driven by strengthening non-residential construction market. In 2005, the crane business generated over 70% of MTW’s revenue. This company was originally uncovered as our industrial theme manifested and has proved to be a strong contributor to performance throughout the last six months.
	Joy Global, Inc. (JOYG)	manufactures surface and sub-surface mining equipment for the extraction of coal, and other minerals and ores.	We believe JOYG is poised to benefit from strong revenue in the commodity cycle and backlog growth in mining equipment. This company was originally uncovered as our industrial theme manifested and has proved to be a strong contributor to performance throughout the last six months.

BRAZOS MUTUAL FUNDS
Report From Management – (continued)

Sector	Companies	Synopsis	Commentary

Technology	Advanced Micro Devices, Inc. (AMD)	a semiconductor company with manufacturing or testing facilities	AMD has taken significant market share from Intel, and it has been reflected in their earnings. We believe AMD’s robust product cycle is positioned to gain share as its disruptive technology displaces older equipment and systems.
	Broadcom Corporation (BRCM)	manufactures semiconductors for wired and wireless communications	BRCM has many different product cycles leverage to very large end markets primarily in consumer electronics and also in some enterprise applications, which has lead them to beat their numbers significantly. BRCM holds robust product cycles and we feel it is positioned to share gains as its disruptive technology displaces older equipment and systems.
Transportation	CSX Corporation (CSX)	a rail, intermodal and rail-to-truck transload services	CSX displayed increasing demand coupled with unique pricing power. In this highly consolidated environment, CSX benefited from the increased demand to move commodities/ethanol since it is more cost effective relative to the trucking industry given higher fuel costs.
	Oshkosh Truck Corporation (OSK)	designs, manufactures and markets a range of commercial, fire and emergency and military trucks	Over the past six months, OSK showed strong revenue growth driven by a continued increase in defense spending by the U.S. military.

      All of these companies appear to be well positioned in their individual business segments and have enjoyed the benefits of very strong demand.

      Investing in mid capitalization stocks is more volatile than investing in large company stocks.

Growth Portfolio

      For the six month period ended May 31, 2006, the Brazos Growth Portfolio gained 5.31% versus a -0.27% gain in the Russell 3000 Growth Index. The best performing sectors for the Portfolio over the past six months were Technology, Producer Durables, and Consumer Discretionary. The following table summarizes some of the companies in these sectors.

Sector	Companies	Synopsis	Commentary

Technology	NetLogic Microsystems, Inc. (NETL)	a semiconductor company that designs, develops and markets high performance knowledge-based processors;	NETL is a leader in the packet processing market given their intellectual property and strong, sustainable market position; NETL appears poised to continue growing and evolving to better serve their markets.

BRAZOS MUTUAL FUNDS
Report From Management – (continued)

Sector	Companies	Synopsis	Commentary

	Akamai Technologies Inc. (AKAM)	Provides services for accelerating and improving the delivery of content and applications over the Internet	AKAM, a leader in content delivery networks, has shown strong growth and leads the industry of helping customers outsource their web-accessed content needs.
Producer Durables	Astec Industries (ASTE)	manufactures and markets road building equipment in the U.S and internationally.	ASTE has capitalized on improving highway and road construction fundamentals
	Gardner Denver (GDI)	designs, manufactures, markets, and services compressor and vacuum products, and fluid transfer products	GDI benefited from strong, late-cycle demand in the industrial and energy markets.
Consumer Discretionary	Monster Worldwide. Inc. (MNST)	parent company of Monster, a global online career property	MNST has recently shown an improving trend as the economy attempts to improve. Monster possesses solid brand awareness within the industry and has recently announced its intention to expand internationally, utilizing a highly leveragable model. MNST fits into our theme of global growth, given their world-wide presence and the growth in the emerging economies.
	Brightpoint, Inc. (CELL)	distributes wireless devices and accessories	CELL displayed increasing margins with a strong demand for products as the company serves as a key player in cell phone distribution. CELL was a profitable company for the Fund.

      We have started to alternate to a more defensive stance as we approach the summer months and remain committed to finding high quality, small-to-mid cap growth stocks.

Closing

      Entering 2006, industrial stocks were performing well. Significant price volatility in these stocks was caused by uncertainty surrounding the Fed’s interpretation of inflation data and comments about the strength of the economy. Therefore, industrial weightings in the portfolios have been brought down and we have slowly transitioned to bigger weightings in what we believe are more stable companies emphasizing recurring revenue and stable demand.

      We believe that the industrial and commodity sectors will re-emerge in the latter part of the year. Their growth appears to be secular, rather than cyclical. However, the summer time period is typically slow and investors are becoming more risk-averse. Therefore, the portfolios are moving to

BRAZOS MUTUAL FUNDS
Report From Management – (continued)

be more defensive until leadership re-asserts itself in the market. We are cautiously optimistic for the rest of 2006 and will continue to take prudent action as the market dictates over the next few months.

      Finally, we thank you for your continued support of the Brazos Mutual Funds.

Sincerely,

Brazos Capital Management, L.P.

     Opinions expressed are those of Brazos Capital Management and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell a security.

     Please refer to the remainder of this document for additional information, including portfolio holdings. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

(a)	Russell 2000® Growth Index measures the performance, of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. Companies in the Russell 3000 Index, as ranked by market capitalization.

(b)	Russell 3000® Growth Index Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes.

(c)	Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book-ratios and higher forecasted growth values. The Russell Midcap Index consists or the 800 smallest companies in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the Russell 1000 Index.

You cannot invest directly in an index.

Must be preceded or accompanied by a current prospectus. Read it carefully before you invest.

The Brazos Funds are distributed by Quasar Distributors LLC. 7/06.

Brazos Mutual Funds – Sector Allocation
Micro Cap Portfolio (expressed as a percentage of Market Value)

Small Cap Portfolio (expressed as a percentage of Market Value)

Brazos Mutual Funds – Sector Allocation
Mid Cap Portfolio (expressed as a percentage of Market Value)

Growth Portfolio (expressed as a percentage of Market Value)

BRAZOS MUTUAL FUNDS
Additional Information on Fund Expenses

Example

      As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense and other Portfolio expenses.

      This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/05 — 5/31/06).

Actual Expenses

      The third and fourth columns of the table below provides information about account values based on actual returns and actual expenses. In addition to the sales loads on certain share classes, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Portfolio’s transfer agent. If you request that a redemption be made by wire transfer, currently the Portfolio’s transfer agent charges a $15.00 fee. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The fifth and sixth columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the fifth and sixth columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BRAZOS MUTUAL FUNDS
Additional Information on Fund Expenses – (continued)

Actual vs. Hypothetical Returns For the Six Months Ended May 31, 2006 (unaudited)

						Hypothetical (5% return
				Actual		before expenses)

		Fund’s	Beginning	Ending	Expenses	Ending	Expenses
		Annualized	Account	Account	Paid	Account	Paid
		Expense	Value	Value	During	Value	During
		Ratio (1)	12/1/05	5/31/06	Period (1)	5/31/06	Period (1)

Micro Cap Portfolio	Class Y	1.56%	$1,000.00	$1,127.20	$8.27	$1,017.15	$7.85
	Class N	1.86	$1,000.00	$1,126.10	$9.86	$1,015.66	$9.35
	Class B	2.51	$1,000.00	$1,122.30	$13.28	$1,012.42	$12.59

Small Cap Portfolio	Class Y	1.35	$1,000.00	$1,069.40	$6.97	$1,018.20	$6.79
	Class N	1.65	$1,000.00	$1,068.10	$8.51	$1,016.70	$8.30
	Class B	2.30	$1,000.00	$1,064.40	$11.84	$1,013.46	$11.55

Mid Cap Portfolio	Class Y	1.20	$1,000.00	$1,053.80	$6.14	$1,018.95	$6.04
	Class N	1.55	$1,000.00	$1,051.30	$7.93	$1,017.20	$7.80

Growth Portfolio	Class Y	1.20	$1,000.00	$1,053.10	$6.14	$1,018.95	$6.04
	Class N	1.55	$1,000.00	$1,051.10	$7.93	$1,017.20	$7.80
	Class B	2.20	$1,000.00	$1,047.90	$11.23	$1,013.96	$11.05

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days and divided by 365 to reflect the one-half year period.

BRAZOS MUTUAL FUNDS – MICRO CAP PORTFOLIO

Portfolio of Investments (Unaudited)	May 31, 2006

Security Description	Shares	Value

COMMON STOCKS – 87.0%
BUSINESS SERVICES – 8.8%

American Ecology Corporation	84,321	$2,140,910

Flanders Corporation*	179,687	1,823,823

Home Solutions of America, Inc.*	174,600	1,780,920

Kenexa Corp.*	60,900	1,845,270

Website Pros, Inc.*	118,500	1,186,185

		8,777,108

CONSUMER DURABLES – 1.6%

Cybex International, Inc.*	255,000	1,542,750

CONSUMER MERCHANDISING – 6.4%

Andersons, Inc.	10,000	1,032,800

Golf Galaxy, Inc.*	79,300	1,373,476

Gymboree Corporation*	63,700	2,254,343

The Bon-Ton Stores Inc.	67,400	1,780,708

		6,441,327

DEFENSE – 0.9%

MTC Technologies, Inc.*	33,100	917,532

ELECTRONIC COMPONENTS – 6.1%

Netlogic Microsystems Inc.*	39,300	1,283,538

Omnivision Technologies, Inc.*	35,600	1,043,080

Smith & Wesson Holding Corp.*	311,600	2,318,304

Transwitch Corp.*	803,300	1,502,171

		6,147,093

ELECTRONIC TECHNOLOGY – 1.0%

Radcom Ltd*	357,600	997,704

ENERGY – 14.4%

AMCOL International Corp.	74,700	2,019,141

Lufkin Industries, Inc.	32,500	1,965,925

Matrix Service Company*	228,800	2,708,992

Metretek Technologies, Inc.*	177,500	2,536,475

NATCO Group Inc.*	66,300	2,038,725

Northgate Minerals Corp.*	376,100	1,421,658

Warrior Energy Service Corp.*	64,800	1,699,056

		14,389,972

FINANCIAL SERVICES & SOFTWARE – 2.2%

American Equity Investment Life Holding Co.	94,300	1,230,615

SWS Group, Inc.	41,800	971,014

		2,201,629

HEALTHCARE PRODUCTS – 5.9%

Afp Imaging Corp.*	555,500	1,305,425

KV Pharmaceutical Co.*	66,600	1,350,648
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – MICRO CAP PORTFOLIO

Portfolio of Investments (Unaudited) – (continued)	May 31, 2006

Security Description	Shares	Value

COMMON STOCKS (continued)
HEALTHCARE PRODUCTS (continued)

Micrus Endovascular Corp.*	114,800	$1,634,752

First Horizon Pharmaceutical Corp.*	74,900	1,581,139

		5,871,964

HEALTHCARE SERVICES – 4.1%

Health Grades, Inc.*	270,900	1,211,709

HMS Holdings Corp.*	35,400	341,256

Sun Healthcare Group, Inc.*	311,300	2,555,773

		4,108,738

HEALTHCARE TECHNOLOGY – 5.4%

Netsmart Technologies, Inc.*	168,600	2,162,969

NuVasive, Inc.*	78,700	1,293,041

Phase Forward*	152,300	1,938,779

		5,394,789

TECHNOLOGY SERVICES & SOFTWARE – 10.3%

Ness Technologies, Inc.*	162,500	1,772,875

Rainmaker Systems*	229,200	1,237,680

Smith Micro Software, Inc.*	175,400	2,385,440

Stellent, Inc.	182,100	2,026,773

Vocus, Inc.*	78,100	1,037,168

Witness Systems, Inc.*	91,300	1,884,432

		10,344,368

TELECOMMUNICATIONS – 4.4%

Anaren, Inc.*	107,900	2,121,314

Oplink Communications, Inc.*	55,400	1,046,506

Radyne Corp.*	97,100	1,276,865

		4,444,685

TRADITIONAL HEAVY INDUSTRY – 13.9%

American Railcar Industries, Inc.	43,200	1,484,784

Badger Meter, Inc.	37,700	2,081,040

Basin Water, Inc.*	103,100	1,556,810

Comfort Systems USA, Inc.	115,100	1,496,300

Flow International Corp.*	112,100	1,502,140

Gehl Company*	29,785	790,494

Olympic Steel, Inc.	49,700	1,656,004

RBC Bearings, Inc.*	70,300	1,759,609

Sterling Construction Co.*	52,100	1,589,050

		13,916,231

UTILITIES – 1.6%

Arena Resources, Inc.*	52,600	1,615,346

TOTAL COMMON STOCKS (Cost $82,398,065)		87,111,236

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – MICRO CAP PORTFOLIO

Portfolio of Investments (Unaudited) – (continued)	May 31, 2006

	Principal
	Amount	Value

SHORT TERM INVESTMENTS – 24.5%
UNITED STATES GOVERNMENT AND AGENCY ISSUES – 15.4%

United States Treasury Bill, 4.155%, Due 06/01/2006	$15,400,000	$15,400,000

	Shares

VARIABLE RATE DEMAND NOTES – 9.1%

SEI Daily Income Trust Government Fund – Class B	4,560,664	4,560,664

SEI Daily Income Trust Treasury Fund – Class B	4,560,663	4,560,663

		9,121,327

TOTAL SHORT TERM INVESTMENTS (Cost $24,521,327)		24,521,327

Total Investments – 111.4% (Cost $106,919,392)		111,632,563

Liabilities in Excess of Other Assets – (11.4)%		(11,466,336)

Total Net Assets – 100.0%		$100,166,227

ADR American Depository Receipt
*        Non Income Producing
f         Foreign Issued Security
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – SMALL CAP PORTFOLIO

Portfolio of Investments (Unaudited)	May 31, 2006

Security Description	Shares	Value

COMMON STOCKS – 92.3%
Basic Resources – 1.3%

Georgia Gulf Corporation	12,200	$393,206

BUSINESS SERVICES – 12.6%

American Ecology Corporation	25,900	657,601

Corrections Corporation of America*	26,500	1,355,475

Global Cash Access Holdings, Inc.*	18,000	279,180

Home Solutions of America, Inc.*	53,400	544,680

Kenexa Corp.*	16,600	502,980

Monster Worldwide Inc.*	10,700	522,909

		3,862,825

CONSUMER DURABLES – 1.2%

Tempur-Pedic International, Inc.*	27,700	381,152

CONSUMER MERCHANDISING – 8.3%

Abercrombie & Fitch Co. – Class A	5,600	323,960

Andersons, Inc.	4,000	413,120

Guess ?, Inc.*	17,000	704,820

Gymboree Corporation*	20,000	707,800

The Bon-Ton Stores Inc.	14,700	388,374

		2,538,074

ELECTRONIC COMPONENTS – 8.6%

Genlyte Group, Inc.*	9,900	690,822

Omnivision Technologies, Inc.*	19,600	574,280

Smith & Wesson Holding Corp.*	95,300	709,032

STATS ChipPAC Ltd – ADR*	45,500	291,200

Transwitch Corp.*	188,500	352,495

		2,617,829

ENERGY – 15.5%

AMCOL International Corp.	22,900	618,987

Core Laboratories NV*	5,200	293,800

Hornbeck Offshore Services, Inc.*	17,400	615,960

Lufkin Industries, Inc.	7,900	477,871

Matrix Service Company*	38,700	458,208

Metretek Technologies, Inc.*	55,600	794,524

NATCO Group Inc.*	15,300	470,475

Northgate Minerals Corp.*	115,300	435,834

Tetra Technologies, Inc.*	19,400	563,376

		4,729,035

FINANCIAL SERVICES & SOFTWARE – 1.6%

Penson Worldwide, Inc.*	9,100	186,004

SWS Group, Inc.	12,900	299,667

		485,671

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – SMALL CAP PORTFOLIO

Portfolio of Investments (Unaudited) – (continued)	May 31, 2006

Security Description	Shares	Value

COMMON STOCKS (continued)
HEALTHCARE PRODUCTS – 5.8%

DJ Orthopedics Incorporated*	10,900	$418,015

First Horizon Pharmaceutical Corp.*	24,600	519,306

KV Pharmaceutical Co.*	25,300	513,084

Nektar Therapeutics*	15,900	317,841

		1,768,246

HEALTHCARE SERVICES – 3.1%

Genesis HealthCare Corp.*	8,300	390,681

HMS Holdings Corp.*	10,900	105,076

Sun Healthcare Group, Inc.*	55,100	452,371

		948,128

HEALTHCARE TECHNOLOGY – 3.8%

NuVasive, Inc.*	34,500	566,835

Phase Forward*	46,400	590,672

		1,157,507

TECHNOLOGY SERVICES & SOFTWARE – 11.2%

Electronics for Imaging, Inc.*	20,700	485,001

Ness Technologies, Inc.*	51,100	557,501

Smith Micro Software, Inc.*	45,300	616,080

Stellent, Inc.	57,000	634,410

Transaction Systems Architects, Inc.*	15,700	613,242

Witness Systems, Inc.*	25,400	524,256

		3,430,490

TELECOMMUNICATIONS – 2.3%

Finisar Corp.*	68,667	313,808

Radyne Corp.*	30,100	395,815

		709,623

TRADITIONAL HEAVY INDUSTRY – 13.3%

American Railcar Industries, Inc.	8,800	302,456

Bucyrus International, Inc. – Class A	10,500	535,920

Comfort Systems USA, Inc.	22,500	292,500

Flow International Corp.*	35,200	471,680

Gardner Denver, Inc.*	5,300	399,938

Gehl Company*	9,141	242,602

Genesee & Wyoming, Inc.*	10,600	318,424

Manitowoc Co.	7,100	326,529

Oregon Steel Mills, Inc.*	11,100	520,923

Trinity Industries, Inc.	10,700	667,038

		4,078,010

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – SMALL CAP PORTFOLIO

Portfolio of Investments (Unaudited) – (continued)	May 31, 2006

Security Description	Shares	Value

COMMON STOCKS (continued)
UTILITIES – 3.7%

Arena Resources, Inc.*	10,000	$307,100

Dynegy, Inc. – Class A*	158,500	836,880

		1,143,980

TOTAL COMMON STOCKS (Cost $27,230,167)		28,243,776

Principal
Amount

SHORT TERM INVESTMENTS – 21.0%
UNITED STATES GOVERNMENT AND AGENCY ISSUES – 13.7%

United States Treasury Bill, 4.155%, Due 06/01/2006	$4,200,000	4,200,000

	Shares

VARIABLE RATE DEMAND NOTES – 7.3%

SEI Daily Income Trust Government Fund – Class B	1,115,879	1,115,879

SEI Daily Income Trust Treasury Fund – Class B	1,115,879	1,115,879

		2,231,758

Total Short Term Investments (Cost $6,431,758)		6,431,758

Total Investments – 113.3% (Cost $33,661,925)		34,675,534

Liabilities in Excess of Other Assets – (13.3)%		(4,085,153)

Total Net Assets – 100.0%		$30,590,381

ADR American Depository Receipt

*        Non Income Producing
f         Foreign Issued Security
See Notes to Financial Statements

BRAZOS MID CAP PORTFOLIO

Schedule of Investments (Unaudited)	May 31, 2006

Security Description	Shares	Value

COMMON STOCKS – 89.1%
BASIC RESOURCES – 1.3%

Georgia Gulf Corporation	21,900	$705,837

BUSINESS SERVICES – 7.7%

American Ecology Corporation*	16,700	424,013

Corrections Corporation of America*	48,100	2,460,315

Monster Worldwide Inc.*	26,400	1,290,168

		4,174,496

CONSUMER DURABLES – 1.5%

Tempur-Pedic International, Inc.*	58,800	809,088

CONSUMER MERCHANDISING – 8.5%

Abercrombie & Fitch Co. – Class A	11,800	682,630

Andersons, Inc.	7,200	743,616

Guess ?, Inc.*	24,400	1,011,624

Polo Ralph Lauren Corporation	21,100	1,192,150

WESCO International, Inc.*	15,300	1,005,822

		4,635,842

ELECTRONIC COMPONENTS – 8.3%

Advanced Micro Devices, Inc.*	26,500	818,585

Freescale Semiconductor, Inc.*	35,800	1,117,318

Genlyte Group, Inc.*	21,200	1,479,336

Integrated Device Technology, Inc.*	78,700	1,128,558

		4,543,797

ELECTRONIC TECHNOLOGY – 1.2%

SanDisk Corporation*	11,200	630,224

ENERGY – 18.1%

Airgas, Inc.	18,900	723,681

Core Laboratories NV*	10,600	598,900

Dril-Quip, Inc.*	12,900	1,015,617

Ecolab, Inc.	44,700	1,730,337

ENSCO International Incorporated	13,400	669,866

FMC Technologies, Inc.*	18,800	1,254,712

Freeport-McMoRan Copper & Gold, Inc.	14,100	789,459

Lufkin Industries, Inc.	16,500	998,085

Monsanto Co.	11,900	1,001,504

United States Steel Corp.	16,600	1,101,908

		9,884,069

FINANCIAL SERVICES & SOFTWARE – 1.8%

Alliance Data Systems Corporation*	18,800	997,716

See Notes to Financial Statements

BRAZOS MID CAP PORTFOLIO

Schedule of Investments (Unaudited) – (continued)	May 31, 2006

Security Description	Shares	Value

COMMON STOCKS (continued)
HEALTHCARE PRODUCTS – 4.1%

KV Pharmaceutical Co.*	43,500	$882,180

Mylan Laboratories	63,500	1,327,785

		2,209,965

HEALTHCARE SERVICES – 9.1%

Covance Inc.*	15,000	886,050

Manor Care, Inc.	50,500	2,345,220

Triad Hospitals, Inc.*	42,300	1,703,844

		4,935,114

TECHNOLOGY SERVICES & SOFTWARE – 3.8%

Akamai Technologies, Inc.*	22,300	697,767

Transaction Systems Architects, Inc.*	35,300	1,378,818

		2,076,585

TELECOMMUNICATIONS – 3.4%

Finisar Corp.*	146,900	671,333

Tellabs, Inc.*	83,000	1,186,900

		1,858,233

TRADITIONAL HEAVY INDUSTRY – 15.5%

CSX Corp.	23,100	1,545,852

Gardner Denver, Inc.*	9,500	716,870

JLG Industries, Inc.	45,800	996,150

Joy Global Inc.	23,550	1,265,577

Manitowoc Co.	14,100	648,459

Ryder System, Inc.	30,600	1,653,318

Trinity Industries, Inc.	25,900	1,614,606

		8,440,832

UTILITIES – 4.8%

Denbury Resources, Inc.*	25,900	818,440

Dynegy, Inc. – Class A*	337,400	1,781,472

		2,599,912

TOTAL COMMON STOCKS (Cost $48,267,627)		48,501,710

See Notes to Financial Statements

BRAZOS MID CAP PORTFOLIO

Schedule of Investments (Unaudited) – (continued)	May 31, 2006

	Principal
Security Description	Amount	Value

SHORT TERM INVESTMENTS – 36.3%
UNITED STATES GOVERNMENT AND AGENCY ISSUES – 36.3%

United States Treasury Bill, 4.155%, Due 06/01/2006	$19,765,000	$19,765,000

	Shares

VARIABLE RATE DEMAND NOTES – 0.0%

SEI Daily Income Trust Government Fund – Class B	778	778

TOTAL SHORT TERM INVESTMENTS (Cost $19,765,778)		19,765,778

Total Investments – 125.4% (Cost $68,033,405)		68,267,488

Liabilities in Excess of Other Assets – (25.4)%		(13,817,322)

Total Net Assets – 100.0%		$54,450,166

ADR American Depository Receipt
*        Non Income Producing
f         Foreign Issued Security
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – GROWTH CAP PORTFOLIO

Portfolio of Investments (Unaudited)	May 31, 2006

Security Description	Shares	Value

COMMON STOCKS – 94.2%
BASIC RESOURCES – 1.3%

Georgia Gulf Corporation	25,500	$821,865

BUSINESS SERVICES – 8.7%

American Ecology Corporation	50,900	1,292,351

Corrections Corporation of America*	56,100	2,869,515

Monster Worldwide Inc.*	28,100	1,373,247

		5,535,113

CONSUMER DURABLES – 1.4%

Tempur-Pedic International, Inc.*	62,700	862,752

CONSUMER MERCHANDISING – 10.0%

Abercrombie & Fitch Co. – Class A	12,600	728,910

Andersons, Inc.	8,300	857,224

Archer-Daniels-Midland Co.*	22,800	947,796

Guess ?, Inc.*	28,400	1,177,464

Gymboree Corporation*	44,300	1,567,777

WESCO International, Inc.*	16,500	1,084,710

		6,363,881

ELECTRONIC COMPONENTS – 10.8%

Advanced Micro Devices, Inc.*	34,200	1,056,438

Freescale Semiconductor, Inc.*	46,100	1,438,781

Genlyte Group, Inc.*	22,400	1,563,072

Integrated Device Technology, Inc.*	101,300	1,452,642

Omnivision Technologies, Inc.*	45,200	1,324,360

		6,835,293

ELECTRONIC TECHNOLOGY – 1.3%

SanDisk Corporation*	14,400	810,288

ENERGY – 16.0%

Airgas, Inc.	22,100	846,209

Core Laboratories NV*	11,800	666,700

Ecolab, Inc.	47,900	1,854,209

ENSCO International Incorporated	13,900	694,861

FMC Technologies, Inc.*	19,800	1,321,452

Freeport-McMoRan Copper & Gold, Inc.	15,000	839,850

Monsanto Co.	13,800	1,161,408

Tetra Technologies, Inc.*	57,300	1,663,992

United States Steel Corp.	16,100	1,068,718

		10,117,399

FINANCIAL SERVICES & SOFTWARE – 1.7%

Alliance Data Systems Corporation*	20,500	1,087,935

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – GROWTH CAP PORTFOLIO

Portfolio of Investments (Unaudited) – (continued)	May 31, 2006

Security Description	Shares	Value

COMMON STOCKS (continued)
HEALTHCARE PRODUCTS – 5.5%

First Horizon Pharmaceutical Corp.*	46,500	$981,615

KV Pharmaceutical Co.*	46,700	947,076

Mylan Laboratories	41,500	867,765

Nektar Therapeutics*	35,800	715,642

		3,512,098

HEALTHCARE SERVICES – 8.3%

Covance Inc.*	15,600	921,492

Manor Care, Inc.	54,500	2,530,980

Triad Hospitals, Inc.*	44,800	1,804,544

		5,257,016

HEALTHCARE TECHNOLOGY – 3.9%

NuVasive, Inc.*	68,400	1,123,812

Phase Forward*	106,000	1,349,380

		2,473,192

TECHNOLOGY SERVICES & SOFTWARE – 3.5%

Akamai Technologies, Inc.*	23,700	741,573

Transaction Systems Architects, Inc.*	37,300	1,456,938

		2,198,511

TELECOMMUNICATIONS – 3.1%

Finisar Corp.*	156,901	717,038

Tellabs, Inc.*	87,800	1,255,540

		1,972,578

TRADITIONAL HEAVY INDUSTRY – 15.7%

Comfort Systems USA, Inc.	51,000	663,000

CSX Corp.	26,800	1,793,456

Gardner Denver, Inc.*	11,000	830,060

JLG Industries, Inc.	48,600	1,057,050

Joy Global Inc.	25,500	1,370,370

Manitowoc Co.	15,500	712,845

Ryder System, Inc.	33,100	1,788,393

Trinity Industries, Inc.	27,700	1,726,818

		9,941,992

UTILITIES – 3.0%

Dynegy, Inc. – Class A*	361,900	1,910,832

TOTAL COMMON STOCKS (Cost $58,521,067)		59,700,745

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS – GROWTH CAP PORTFOLIO

Portfolio of Investments (Unaudited) – (continued)	May 31, 2006

	Principal
Security Description	Amount	Value

SHORT TERM INVESTMENTS – 28.7%
UNITED STATES GOVERNMENT AND AGENCY ISSUES – 28.7%

U.S. State Treasury Bill, 4.155%, Due 06/01/2006	$18,215,000	$18,215,000

	Shares

VARIABLE RATE DEMAND NOTES – 0.0%

SEI Daily Income Trust Government Fund – Class B	338	338

SEI Daily Income Trust Treasury Fund – Class B	338	338

		676

TOTAL SHORT TERM INVESTMENTS (Cost $18,215,676)		18,215,676

Total Investments – 122.9% (Cost $76,736,743)		77,916,421

Liabilities in Excess of Other Assets – (22.9)%		(14,511,577)

Total Net Assets – 100.0%		$63,404,844

ADR American Depository Receipt
*        Non Income Producing
f         Foreign Denominated
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS

Statement of Assets and Liabilities (Unaudited)	May 31, 2006

	Micro Cap	Small Cap	Mid Cap	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:

Investment securities, at value*	$87,111,236	$28,243,776	$48,501,710	$59,700,745

Short-term securities*	24,521,327	6,431,758	19,765,778	18,215,676

Receivable for investments sold	1,556,923	207,316	—	—

Interest and dividends receivable	48,161	11,719	100,243	102,669

Receivable for shares of beneficial interest sold	13,929	299	—	—

Prepaid expenses and other assets	64,985	19,710	43,542	50,831

Total assets	113,316,561	34,914,578	68,411,273	78,069,921

LIABILITIES:

Payable for investments purchased	12,689,522	4,122,080	13,530,340	14,141,027

Payable for shares of beneficial interest redeemed	239,186	23,901	2	—

Investment advisory and management fees payable	97,796	96,434	21,392	19,634

Accrued expenses	72,319	51,906	46,724	49,091

Administration fee payable	10,709	4,179	5,902	6,818

Distribution and service maintenance fees payable	40,802	25,697	356,747	448,507

Total liabilities	13,150,334	4,324,197	13,961,107	14,665,077

Net assets	$100,166,227	$30,590,381	$54,450,166	$63,404,844

NET ASSETS WERE COMPOSED OF:

Shares of beneficial interest at par value of $0.001	$4,322	$1,550	$4,862	$3,880

Paid-in capital	77,861,713	44,768,623	46,581,942	80,221,326

	77,866,035	44,770,173	46,586,804	80,225,206

Accumulated undistributed net investment income (loss)	(528,784)	(167,708)	345,430	256,944

Accumulated undistributed net realized gain (loss) on investments	18,115,805	(15,025,693)	7,283,849	(18,256,984)

Net unrealized appreciation of investments	4,713,171	1,013,609	234,083	1,179,678

Net assets	$100,166,227	$30,590,381	$54,450,166	$63,404,844

* Identified cost:

Investment securities	$82,398,065	$27,230,167	$48,267,627	$58,521,067

Short-term securities	$24,521,327	$6,431,758	$19,765,778	$18,215,676

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS

Statement of Assets and Liabilities (Unaudited) – (continued)	May 31, 2006

	Micro Cap	Small Cap	Mid Cap	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Class Y (unlimited shares authorized):

Net assets	$88,258,978	$25,286,865	$19,082,937	$17,000,329

Shares of beneficial interest issued and outstanding	3,797,062	1,271,834	1,673,071	1,020,695

Net asset value, offering and redemption price per share	$23.24	$19.88	$11.41	$16.66

Class N (unlimited shares authorized):

Net assets	$8,798,283	$3,867,468	$35,367,229	$43,936,099

Shares of beneficial interest issued and outstanding	384,425	200,430	3,188,568	2,702,487

Net asset value, offering and redemption price per share	$22.89	$19.30	$11.09	$16.26

Class B* (unlimited shares authorized):

Net assets	$3,108,966	$1,436,048		$2,468,416

Shares of beneficial interest issued and outstanding	140,426	77,635		156,840

Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$22.14	$18.50		$15.74

*	Class B shares will convert automatically to Class N shares on the first business day of the month after eight years from the issuance of such shares.

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statement of Operations (Unaudited) – For the six months ended May 31, 2006

	Micro Cap	Small Cap	Mid Cap	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:

Income:

Interest	$164,771	$34,731	$118,747	$102,399

Dividends (net of foreign taxes withheld of $0, $94, $845, and $803, respectively)	141,633	47,579	638,862	638,165

Total investment income	306,404	82,310	757,609	740,564

Expenses:

Investment advisory and management fees	616,513	157,413	218,094	244,470

Administration fees	41,823	13,627	22,655	27,207

Distribution and service maintenance fees – Class N	18,072	7,415	63,228	78,723

Distribution and service maintenance fees – Class B	16,865	7,941	—	13,745

Transfer agent fees and expenses	33,389	24,937	29,759	28,636

Registration fees	22,516	25,426	13,794	22,828

Fund accounting expenses	16,680	17,832	15,441	19,622

Custodian fees and expenses	13,832	4,685	8,529	9,458

Audit and tax fees	17,856	4,446	9,664	10,979

Trustees’ fees and expenses	44,003	10,860	27,466	28,440

Printing expense	6,300	(1,100)	7,974	10,044

Legal fees and expenses	14,649	6,295	6,857	7,230

Insurance expense	24,780	17,459	11,317	10,546

Miscellaneous expenses	2,711	1,364	1,548	1,782

Total expenses	889,989	298,600	436,326	513,710

Less: Expenses waived or reimbursed	(54,801)	(48,582)	(24,147)	(30,090)

Net expenses	835,188	250,018	412,179	483,620

Net investment income/(loss)	(528,784)	(167,708)	345,430	256,944

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	18,542,367	5,140,826	7,520,030	6,065,485

Net change in unrealized appreciation/depreciation on investments	(6,008,401)	(2,441,060)	(4,690,638)	(3,171,124)

Net realized and unrealized gain on investments	12,533,966	2,699,766	2,829,392	2,894,361

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,005,182	$2,532,058	$3,174,822	$3,151,305

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statements of Changes in Net Assets

	Micro Cap Portfolio		Small Cap Portfolio

	For the six	For the	For the six	For the
	months ended	year ended	months ended	year ended
	May 31,	November 30,	May 31,	November 30,
	2006	2005	2006	2005

	(Unaudited)		(Unaudited)

INCREASE (DECREASE) IN NET ASSETS:

Operations:

Net income loss	$(528,784)	$(1,764,325)	$(167,708)	$(987,811)

Net realized gain on investments	18,542,367	23,727,028	5,140,826	28,619,614

Net change in unrealized appreciation/depreciation on investments	(6,008,401)	(20,936,175)	(2,441,060)	(27,049,708)

Net increase in net assets resulting from operations	12,005,182	1,026,528	2,532,058	582,095

Dividends and distributions to shareholders:

From net realized gain on investments (Class Y)	(636,117)	—	—	—

From net realized gain on investments (Class N)	(86,367)	—	—	—

From net realized gain on investments (Class B)	(24,085)	—	—	—

Total dividends and distributions to shareholders	(746,569)	—	—	—

Net decrease in net assets resulting from capital share transactions (Note 5)	(21,072,512)	(63,226,923)	(10,941,092)	(149,587,622)

Total decrease in net assets	(9,813,899)	(62,200,395)	(8,409,034)	(149,005,527)

NET ASSETS:

Beginning of period	109,980,126	172,180,521	38,999,415	188,004,942

End of period	$100,166,227	$109,980,126	$30,590,381	$38,999,415

Includes undistributed net investment income of:	$(528,784)	$—	$(167,708)	$—

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statements of Changes in Net Assets (continued)

	Mid Cap Portfolio		Growth Portfolio

	For the six	For the	For the six	For the
	months ended	year ended	months ended	year ended
	May 31,	November 30,	May 31,	November 30,
	2006	2005	2006	2005

	(Unaudited)		(Unaudited)

INCREASE (DECREASE) IN NET ASSETS:

Operations:

Net income (loss)	$345,430	$(581,673)	$256,944	$(606,584)

Net realized gain on investments	7,520,030	10,253,048	6,065,485	9,990,050

Net change in unrealized appreciation/depreciation on investments	(4,690,638)	(4,589,180)	(3,171,124)	(4,269,948)

Net increase in net assets resulting from operations	3,174,822	5,082,195	3,151,305	5,113,518

Dividends and distributions to shareholders:

From net realized gain on investments (Class Y)	(2,931,247)	—	—	—

From net realized gain on investments (Class N)	(4,244,641)	—	—	—

From net realized gain on investments (Class B)	—	—	—	—

Total dividends and distributions to shareholders	(7,175,888)	—	—	—

Net decrease in net assets resulting from capital share transactions (Note 5)	(3,140,819)	(19,678,001)	(778,415)	(12,364,243)

Total increase (decrease) in net assets	(7,141,885)	(14,595,806)	2,372,890	(7,250,725)

NET ASSETS:

Beginning of period	61,592,051	76,187,857	61,031,954	68,282,679

End of period	$54,450,166	$61,592,051	$63,404,844	$61,031,954

Includes undistributed net investment income of:	$345,430	$—	$256,944	$—

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights

MICRO CAP PORTFOLIO

			Net
			gain
			(loss) on
			invest-					Net
	Net		ments	Total	Dividends	Distri-		Asset
	Asset	Net	(realized	from	from net	butions		Value,
	Value,	invest-	and	invest-	invest-	from	Total	end
Period	beginning	ment	unreal-	ment	ment	capital	distri-	of
Ended	of period	loss(1)	ized)	operations	income	gains	butions	period

Class Y

11/30/2001	$19.47	$(0.16)	$0.62	$0.46	$—	$(2.00)	$(2.00)	$17.93

11/30/2002	17.93	(0.20)	(5.62)	(5.82)	—	—	—	12.11

11/30/2003	12.11	(0.18)	7.15	6.97	—	—	—	19.08

11/30/2004	19.08	(0.25)	1.44	1.19	—	—	—	20.27

11/30/2005	20.27	(0.24)	0.73	0.49	—	—	—	20.76

05/31/2006(9)	20.76	(0.11)	2.73	2.62	—	(0.14)	(0.14)	23.24

Class N(7)

5/1/01 - 11/30/01(3)	$19.51	$(0.15)	$(1.48)	$(1.63)	$—	$—	$—	$17.88

11/30/2002	17.88	(0.28)	(5.33)	(5.81)	—	—	—	12.07

11/30/2003	12.07	(0.23)	7.11	6.88	—	—	—	18.95

11/30/2004	18.95	(0.30)	1.41	1.11	—	—	—	20.06

11/30/2005	20.06	(0.30)	0.71	0.41	—	—	—	20.47

05/31/2006(9)	20.47	(0.15)	2.71	2.56	—	(0.14)	(0.14)	22.89

Class B

5/1/01 - 11/30/01(3)	$19.51	$(0.22)	$(1.48)	$(1.70)	$—	$—	$—	$17.81

11/30/2002	17.81	(0.38)	(5.50)	(5.88)	—	—	—	11.93

11/30/2003	11.93	(0.31)	7.00	6.69	—	—	—	18.62

11/30/2004	18.62	(0.41)	1.38	0.97	—	—	—	19.59

11/30/2005	19.59	(0.41)	0.69	0.28	—	—	—	19.87

05/31/2006(9)	19.87	(0.21)	2.62	2.41	—	(0.14)	(0.14)	22.14

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Ratio		Ratio
			of net		of net
		Net	expenses		investment
		Assets	to		loss to
		end of	average		average
Period	Total	period	net		net		Portfolio
Ended	return(2)	(000’s)	assets(5)		assets(6)		Turnover(8)

	Class Y

11/30/2001	1.86%	$259,632	1.42%		(0.92)%		71%

11/30/2002	(32.46)	181,603	1.42		(1.23)		134

11/30/2003	57.56	223,006	1.48		(1.30)		155

11/30/2004	6.24	155,302	1.52		(1.36)		220

11/30/2005	2.42	94,226	1.52		(1.22)		197

05/31/2006(9)	12.72	88,259	1.56	(4)	(0.96	)(4)	161
	Class N(7)

5/1/01 - 11/30/01(3)	(8.35)%	$22,357	1.90	%(4)	(1.52	)%(4)	71%

11/30/2002	(32.49)	8,373	1.90		(1.71)		134

11/30/2003	57.00	11,689	1.78		(1.60)		155

11/30/2004	5.86	8,686	1.82		(1.66)		220

11/30/2005	2.04	12,393	1.82		(1.52)		197

05/31/2006(9)	12.61	8,798	1.91	(4)	(1.31	)(4)	161
	Class B

5/1/01 - 11/30/01(3)	(8.71)%	$12,609	2.55	%(4)	(2.17	)%(4)	71%

11/30/2002	(33.02)	4,465	2.55		(2.36)		134

11/30/2003	56.08	5,361	2.43		(2.25)		155

11/30/2004	5.21	4,453	2.47		(2.31)		220

11/30/2005	1.43	3,361	2.47		(2.17)		197

05/31/2006(9)	12.23	3,109	2.56	(4)	(1.96	)(4)	161

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load.
(3)	Commencement of sale of respective class of shares.
(4)	Annualized.
(5)	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2001		11/30/2002	11/30/2003	11/30/2004	11/30/2005	5/31/2006(9)

Micro Cap Portfolio Class Y	1.42%		1.42%	1.51%	1.52%	1.62%	1.67%

Micro Cap Portfolio Class N	2.48	(4)	2.14	1.81	1.87	1.97	2.02

Micro Cap Portfolio Class B	3.28	(4)	2.75	2.46	2.52	2.62	2.67

(6)	Ratio presented above represents net investment loss net of waivers and reimbursements. Ratio of net investment loss to average net assets before expense reimbursements, as follows:

	11/30/2001		11/30/2002	11/30/2003	11/30/2004	11/30/2005	5/31/2006(9)

Micro Cap Portfolio Class Y	-0.92%		-1.23%	-1.33%	-1.36%	-1.32%	-1.07%

Micro Cap Portfolio Class N	-2.10	(4)	-1.96	-1.63	-1.71	-1.67	-1.42

Micro Cap Portfolio Class B	-2.90	(4)	-2.56	-2.28	-2.36	-2.32	-2.07

(7)	Formerly Class A shares.
(8)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(9)	Six month period is unaudited.

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights – (continued)

SMALL CAP PORTFOLIO

			Net
			gain
			(loss) on
			invest-					Net
	Net		ments	Total	Dividends	Distri-		Assets
	Asset	Net	(realized	from	from net	butions		Value,
	Value,	invest-	and	invest-	invest-	from	Total	end
Period	beginning	ment	unreal-	ment	ment	capital	distri-	of	Total
Ended	of period	loss(1)	ized)	operations	income	gains	butions	period	return(2)

Class Y

11/30/2001	$19.26	$(0.08)	$(0.97)	$(1.05)	$—	$(0.62)	$(0.62)	$17.59	(5.97)%

11/30/2002	17.59	(0.12)	(4.20)	(4.32)	—	—	—	13.27	(24.56)

11/30/2003	13.27	(0.12)	4.04	3.92	—	—	—	17.19	29.54

11/30/2004	17.19	(0.17)	0.65	0.48	—	—	—	17.67	2.79

11/30/2005	17.67	(0.16)	1.08	0.92	—	—	—	18.59	5.21

05/31/2006(7)	18.59	(0.09)	1.38	1.29	—	—	—	19.88	6.94

Class N(5)

11/30/2001	$19.09	$(0.20)	$(0.94)	$(1.14)	$—	$(0.62)	$(0.62)	$17.33	(6.51)%

11/30/2002	17.33	(0.22)	(4.09)	(4.31)	—	—	—	13.02	(24.87)

11/30/2003	13.02	(0.16)	3.94	3.78	—	—	—	16.80	29.03

11/30/2004	16.80	(0.21)	0.64	0.43	—	—	—	17.23	2.56

11/30/2005	17.23	(0.21)	1.05	0.84	—	—	—	18.07	4.88

05/31/2006(7)	18.07	(0.12)	1.35	1.23	—	—	—	19.30	6.81

Class B

11/30/2001	$18.94	$(0.30)	$(0.93)	$(1.23)	$—	$(0.62)	$(0.62)	$17.09	(7.05)%

11/30/2002	17.09	(0.31)	(4.03)	(4.34)	—	—	—	12.75	(25.39)

11/30/2003	12.75	(0.24)	3.86	3.62	—	—	—	16.37	28.39

11/30/2004	16.37	(0.31)	0.62	0.31	—	—	—	16.68	1.89

11/30/2005	16.68	(0.31)	1.01	0.70	—	—	—	17.38	4.20

05/31/2006(7)	17.38	(0.17)	1.29	1.12	—	—	—	18.50	6.44

[Additional columns below]

[Continued from above table, first column(s) repeated]

		Ratio	Ratio
		of net	of net
	Net	expenses	investment
	Asset	to	loss to
	end of	average	average
Period	period	net	net		Portfolio
Ended	(000’s)	assets(3)	assets(4)		Turnover(6)

	Class Y

11/30/2001	$852,689	1.05%	(0.44)%		75%

11/30/2002	730,498	1.03	(0.75)		116

11/30/2003	809,795	1.11	(0.84)		161

11/30/2004	179,459	1.17	(1.01)		225

11/30/2005	33,082	1.28	(0.95)		186

05/31/2006(7)	25,287	1.34 (8)	(0.87	)(8)	164
	Class N(5)

11/30/2001	$50,417	1.61%	(1.05)%		75%

11/30/2002	7,177	1.63	(1.34)		116

11/30/2003	16,979	1.41	(1.14)		161

11/30/2004	3,980	1.47	(1.31)		225

11/30/2005	4,186	1.58	(1.25)		186

05/31/2006(7)	3,867	1.69 (8)	(1.22	)(8)	164
	Class B

11/30/2001	$4,935	2.30%	(1.72)%		75%

11/30/2002	3,478	2.26	(1.99)		116

11/30/2003	3,227	2.06	(1.79)		161

11/30/2004	2,416	2.12	(1.96)		225

11/30/2005	1,731	2.23	(1.90)		186

05/31/2006(7)	1,436	2.34 (8)	(1.87	)(8)	164

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load.
(3)	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2001	11/30/2002	11/30/2003	11/30/2004	11/30/2005	5/31/2006(7)

Small Cap Portfolio Class Y	1.05%	1.03%	1.11%	1.17%	1.38%	1.62%

Small Cap Portfolio Class N	1.71	1.64	1.41	1.52	1.73	1.97

Small Cap Portfolio Class B	2.83	2.38	2.06	2.17	2.28	2.62

(4)	Ratio presented above represents net investment loss net of waivers and reimbursements. Ratio of net investment loss to average net assets before expense reimbursements, as follows:

	11/30/2001	11/30/2002	11/30/2003	11/30/2004	11/30/2005	5/31/2006(7)

Small Cap Portfolio Class Y	-0.44%	-0.75%	-0.84%	-1.01%	-1.05%	-1.15%

Small Cap Portfolio Class N	-1.15	-1.35	-1.14	-1.36	-1.40	-1.50

Small Cap Portfolio Class B	-2.25	-2.11	-1.79	-2.01	-1.95	-2.15

(5)	Formerly Class A shares.
(6)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(7)	Six month period is unaudited.
(8)	Annualized.

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights – (continued)

MID CAP PORTFOLIO

			Net
			gain
			(loss) on
			invest-					Net
	Net	Net	ments	Total	Dividends	Distri-		Asset
	Asset	invest-	(realized	from	from net	butions		Value,
	Value,	ment	and	invest-	invest-	from	Total	end
Period	beginning	gain	unreal-	ment	ment	capital	distri-	of	Total
Ended	of period	(loss)(1)	ized)	operations	income	gains	butions	period	return(2)

Class Y

11/30/2001	$11.46	$(0.07)	$(0.41)	$(0.48)	$—	$(0.25)	$(0.25)	$10.73	(4.52)%

11/30/2002	10.73	(0.07)	(2.10)	(2.17)	—	—	—	8.56	(20.22)

11/30/2003	8.56	(0.07)	2.23	2.16	—	—	—	10.72	25.23

11/30/2004	10.72	(0.07)	0.69	0.62	—	—	—	11.34	5.78

11/30/2005	11.34	(0.08)	1.04	0.96	—	—	—	12.30	8.47

05/31/2006(8)	12.30	0.08	(0.54)	0.62	—	(1.51)	(1.51)	11.41	5.38

Class N(6)

11/30/2001	$11.43	$(0.13)	$(0.38)	$(0.51)	$—	$(0.25)	$(0.25)	$10.67	(4.80)%

11/30/2002	10.67	(0.12)	(2.10)	(2.22)	—	—	—	8.45	(20.81)

11/30/2003	8.45	(0.10)	2.19	2.09	—	—	—	10.54	24.73

11/30/2004	10.54	(0.11)	0.69	0.58	—	—	—	11.12	5.50

11/30/2005	11.12	(0.12)	1.02	0.90	—	—	—	12.02	8.09

05/31/2006(8)	12.02	0.06	0.52	0.58	—	(1.51)	(1.51)	11.09	5.13

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Ratio
		Ratio	of net
		of net	investment
	Net	expenses	income
	Assets	to	(loss) to
	end of	average	average
Period	period	net	net	Portfolio
Ended	(000’s)	assets(4)	assets(5)	Turnover(7)

	Class Y

11/30/2001	$61,317	1.18%	(0.66)%	113%

11/30/2002	88,196	1.04	(0.75)	108

11/30/2003	124,465	1.01	(0.72)	172

11/30/2004	43,962	1.03	(0.66)	250

11/30/2005	27,743	1.19	(0.71)	272

05/31/2006(8)	19,083	1.20 (3)	1.40 (3)	199
	Class N(6)

11/30/2001	$1,093	1.54%	(1.07)%	113%

11/30/2002	26,799	1.52	(1.22)	108

11/30/2003	31,030	1.36	(1.07)	172

11/30/2004	32,226	1.38	(1.01)	250

11/30/2005	33,849	1.54	(1.06)	272

05/31/2006(8)	35,367	1.55 (3)	1.05 (3)	199

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load.
(3)	Annualized.
(4)	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2001	11/30/2002	11/30/2003	11/30/2004	11/30/2005	5/31/2006(8)

Mid Cap Portfolio Class Y	1.21%	1.04%	1.01%	1.03%	1.19%	1.28%

Mid Cap Portfolio Class N	3.46	1.55	1.36	1.38	1.54	1.63

(5)	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment income (loss) to average net assets before expense reimbursements, as follows:

	11/30/2001	11/30/2002	11/30/2003	11/30/2004	11/30/2005	5/31/2006(8)

Mid Cap Portfolio Class Y	-0.69%	-0.75%	-0.72%	-0.66%	-0.71%	1.32%

Mid Cap Portfolio Class N	-2.99	-1.25	-1.07	-1.01	-1.06	0.97

(6)	Formerly Class A shares.
(7)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(8)	Six month period is unaudited.

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights – (continued)

GROWTH PORTFOLIO

			Net
			gain
			(loss) on
			invest-					Net
	Net	Net	ments	Total	Dividends	Distri-		Assets
	Asset	invest-	(realized	from	from net	butions		Value,
	Value,	ment	and	invest-	invest-	from	Total	end
Period	beginning	income	unreal-	ment	ment	capital	distri-	of	Total
Ended	of period	(loss)(1)	ized)	operations	income	gains	butions	period	return(2)

Class Y

11/30/2001	$16.96	$(0.06)	$(0.95)	$(1.01)	$—	$(0.49)	$(0.49)	$15.46	(6.41)%

11/30/2002	15.46	(0.07)	(4.39)	(4.46)	—	—	—	11.00	(28.85)

11/30/2003	11.00	(0.09)	2.95	2.86	—	—	—	13.86	26.00

11/30/2004	13.86	(0.05)	0.65	0.60	—	—	—	14.46	4.33

11/30/2005	14.46	(0.10)	1.46	1.36	—	—	—	15.82	9.41

05/31/2006(9)	15.82	0.09	0.75	0.84	—	—	—	16.66	5.31

Class N(7)

11/30/2001	$16.90	$(0.12)	$(0.94)	$(1.06)	$—	$(0.49)	$(0.49)	$15.35	(6.74)%

11/30/2002	15.35	(0.14)	(4.34)	(4.48)	—	—	—	10.87	(29.19)

11/30/2003	10.87	(0.12)	2.90	2.78	—	—	—	13.65	25.57

11/30/2004	13.65	(0.10)	0.64	0.54	—	—	—	14.19	3.96

11/30/2005	14.19	(0.15)	1.43	1.28	—	—	—	15.47	9.02

05/31/2006(9)	15.47	0.06	0.73	0.79	—	—	—	16.26	5.11

Class B

5/1/01 - 11/30/01(3)	$16.82	$(0.11)	$(1.43)	$(1.54)	$—	$—	$—	$15.28	(9.16)%

11/30/2002	15.28	(0.23)	(4.29)	(4.52)	—	—	—	10.76	(29.58)

11/30/2003	10.76	(0.20)	2.88	2.68	—	—	—	13.44	24.91

11/30/2004	13.44	(0.19)	0.62	0.43	—	—	—	13.87	3.20

11/30/2005	13.87	(0.24)	1.39	1.15	—	—	—	15.02	8.29

05/31/2006(9)	15.02	0.01	0.71	0.72	—	—	—	15.74	4.79

[Additional columns below]

[Continued from above table, first column(s) repeated]

				Ratio
		Ratio		of net
		of net		investment
	Net	expenses		income
	Asset	to		(loss) to
	end of	average		average
Period	period	net		net		Portfolio
Ended	(000’s)	assets(5)		assets(6)		Turnover(8)

	Class Y

11/30/2001	$61,991	1.12%		(0.36)%		122%

11/30/2002	71,316	1.04		(0.50)		158

11/30/2003	36,554	1.09		(0.73)		178

11/30/2004	24,563	1.20		(0.40)		274

11/30/2005	16,107	1.20		(0.70)		295

05/31/2006(9)	17,000	1.20	(4)	1.07	(4)	217
	Class N(7)

11/30/2001	$32,571	1.52%		(0.73)%		122%

11/30/2002	32,270	1.54		(1.01)		158

11/30/2003	37,824	1.44		(1.08)		178

11/30/2004	38,214	1.55		(0.75)		274

11/30/2005	42,144	1.55		(1.05)		295

05/31/2006(9)	43,936	1.55	(4)	0.72	(4)	217
	Class B

5/1/01 - 11/30/01(3)	$6,396	2.19	%(4)	(1.40	)%(4)	122%

11/30/2002	5,589	2.19		(1.66)		158

11/30/2003	4,902	2.09		(1.73)		178

11/30/2004	3,541	2.20		(1.40)		274

11/30/2005	2,781	2.20		(1.70)		295

05/31/2006(9)	2,468	2.20	(4)	0.07	(4)	217

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load.
(3)	Commencement of sale of respective class of shares.
(4)	Annualized.
(5)	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2001		11/30/2002	11/30/2003	11/30/2004	11/30/2005	5/31/2006(9)

Growth Portfolio Class Y	1.12%		1.04%	1.14%	1.19%	1.30%	1.29%

Growth Portfolio Class N	1.68		1.57	1.49	1.54	1.65	1.64

Growth Portfolio Class B	4.00	(4)	2.37	2.14	2.19	2.30	2.29

(6)	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment income (loss) to average net assets before expense reimbursements, as follows:

	11/30/2001		11/30/2002	11/30/2003	11/30/2004	11/30/2005	5/31/2006(9)

Growth Portfolio Class Y	-0.36%		-0.50%	-0.78%	-0.39%	-0.80%	0.98%

Growth Portfolio Class N	-0.89		-1.04	-1.13	-0.74	-1.15	0.63

Growth Portfolio Class B	-3.21	(4)	-1.84	-1.78	-1.39	-1.80	-0.02

(7)	Formerly Class A shares.
(8)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(9)	Six month period is unaudited.

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS

Notes to Financial Statements (Unaudited)	May 31, 2006

1. Description of the Fund. Brazos Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust. The Trust’s Declaration of Trust, as amended, permits the Trustees to establish separate series or “Portfolios,” each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Trust are currently divided into four Portfolios, the Brazos Small Cap Portfolio (“Small Cap Portfolio”), the Brazos Micro Cap Portfolio (“Micro Cap Portfolio”), the Brazos Growth Portfolio (“Growth Portfolio”, formerly the Multi Cap Portfolio), and the Brazos Mid Cap Portfolio (“Mid Cap Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). The investment objective and principal strategy for each Portfolio is as follows:

Small Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in small capitalization companies.

Micro Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in micro capitalization companies.

Growth Portfolio seeks to provide maximum capital growth, consistent with reasonable risk to principal, by investing primarily in equity securities. Effective as of January 26, 2004, the name of the Multi Cap Portfolio was changed to the Growth Portfolio.

Mid Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in mid capitalization companies.

The Portfolios each have three classes of shares, with the exception of the Mid Cap Portfolio, which only offers Class N (formerly Class A) and Class Y shares. The expense structure for each class is as follows:

Class N (formerly Class A) shares –	Offered at net asset value per share. Prior to November 25, 2002, the former Class A shares were offered at a net asset value per share plus an initial sales charge and/or a contingent deferred sales charge (“CDSC”). This initial sales charge does not apply to new sales of Class N shares on or after November 25, 2002. Certain Class N shares originally purchased as Class A shares or Class B shares of the Mid Cap Portfolio, may still be subject to a CDSC.

Class B shares –	Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class N shares on the first business day of the month after eight years from the issuance of such shares and at such time will be subject to the lower distribution fee applicable to Class N shares. Effective August 20, 2002, Class B shares of the Small Cap Portfolio, Micro Cap Portfolio

BRAZOS MUTUAL FUNDS

Notes to Financial Statements (Unaudited) – (continued)	May 31, 2006

and the Growth Portfolio were closed to all new purchases except through dividend reinvestment.

Class Y shares –	Offered at net asset value per share exclusively for institutional investors.

Each share of a particular class within each portfolio bears the same voting, dividend, liquidation and other rights and conditions. Class N and Class B shares each make distribution and account maintenance and service fee payments under the distribution plans adopted pursuant to Rule 12b-1 under the 1940 Act, except that Class B shares are subject to higher distribution fee rates.

Effective November 25, 2002, all outstanding Class A shares were redesignated as “Class N” shares and the front-end and contingent deferred sales loads were eliminated for all new sales of Class N shares.

Effective November 25, 2002, all outstanding Class B shares of the Mid Cap Portfolio were redesignated as “Class N” shares and the contingent deferred sales loads were eliminated for all new sales of Class N shares.

The Adviser has contractually agreed to cap the annual net expense rate for the Portfolios through November 30, 2006. This expense cap can be altered only with the approval of a majority vote of the Board of Trustees of the Trust. The annual net expense ratio for each class of each Portfolio is:

Portfolio	Class N	Class B	Class Y

Small Cap	1.65%	2.30%	1.35%

Micro Cap	1.90%	2.55%	1.60%

Growth	1.55%	2.20%	1.20%

Mid Cap	1.55%	N/A	1.20%

The amount of any fee waiver or reimbursed expense may be reimbursed to the Adviser in the future provided that the payments are reimbursed within three years of being made and the combination of the Portfolio’s expenses and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments, the Portfolio will be charged only such lower expenses.

2. Significant Accounting Policies. The following is a summary of the significant accounting policies of the Fund:

Security Valuation. Each Portfolio’s securities, except short-term investments with remaining maturities of 60 days or less, use the last quoted trading price or official closing price as market value. For non-Nasdaq listed securities, the Portfolios use the same price quoted by the exchange on which the security is primarily traded. For Nasdaq equity securities, the Portfolios use the Nasdaq official closing price. Unlisted securities and listed securities which have not been traded on the valuation date are valued at the average between the last price asked and the last price bid. In the event such market quotations are not readily available or are not reliable, fair value will be used to value the Portfolios. Short-term investments with remaining maturities of 60 days or less are valued at

BRAZOS MUTUAL FUNDS

Notes to Financial Statements (Unaudited) – (continued)	May 31, 2006

amortized cost, which approximates market value, unless the Trust’s Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under procedures adopted by the Board of Trustees.

Repurchase Agreements. The Portfolios may invest in one or more repurchase agreements. The Portfolios’ custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the purchase price. For repurchase agreements maturing in more than one year, the collateral must equal at least 102% of the purchase price. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Federal Income Taxes. Each Portfolio is treated as a separate entity and intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is recorded.

The Portfolios may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Portfolios intend to distribute their net investment income and capital gains as necessary to avoid this excise tax.

Investment Income and Expenses. Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all portfolios are allocated among the Portfolios based upon their relative net asset values or other appropriate allocation methods.

Distributions to Shareholders. Each Portfolio will distribute annually to shareholders substantially all of its net investment income. Capital gain distributions, if any, will be paid at least annually. The character of distributions made during the year from net investment income or net realized gains might differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements

BRAZOS MUTUAL FUNDS

Notes to Financial Statements (Unaudited) – (continued)	May 31, 2006

and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Other. Investment security transactions are accounted for on a trade date basis. Each Portfolio uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Guarantees and indemnifications. In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims against the Portfolios that have not yet occurred. Based on experience the Portfolios expect the risk of loss to be remote.

3. Investment Securities. The aggregate purchases and sales of long-term securities for the six months ended May 31, 2006 were as follows:

	Purchases	Sales

Small Cap Portfolio	$55,308,291	$67,516,182

Micro Cap Portfolio	153,059,467	182,853,176

Growth Portfolio	132,381,577	133,531,852

Mid Cap Portfolio	106,499,276	119,465,347

The Portfolios did not invest in U.S. government securities.

4. Advisory Fees and Other Transactions with Affiliates. The Trust, on behalf of each Portfolio, employs Brazos Capital Management (the “Adviser”) (formerly John McStay Investment Counsel L.P.), an investment management firm founded in 1983, to furnish investment advisory and other services to the Trust and each Portfolio. On April 19, 1999 the Adviser became an indirect subsidiary of American International Group, Inc. Under Investment Advisory Agreements with the Trust, the Adviser manages the investment and reinvestment of the assets of the Portfolios. The Adviser must adhere to the stated investment objectives and policies of the Portfolios, and is subject to the control and supervision of the Trust’s Board of Trustees. For its services under the Advisory Agreements, the Portfolios contractually agreed to pay the Adviser a monthly fee at the annual rate of 0.90%, 1.20%, 0.75% and 0.75% of the average daily net assets of the Small Cap Portfolio, Micro Cap Portfolio, Growth Portfolio and Mid Cap Portfolio, respectively. Effective December 1, 2005, the Adviser agreed to temporarily reduce management fees for the Micro Cap Portfolio by 10 basis points. During the six months ended May 31, 2006, this waiver amounted to $51,376 for the Micro Cap Portfolio.

Additionally, for the six months ended May 31, 2006, the Adviser contractually reimbursed certain operating expenses of the Growth Portfolio in the amount of $30,090 and voluntarily reimbursed certain operating expenses of the Small Cap Portfolio, Micro Cap Portfolio, and Mid Cap Portfolio in the amounts of $48,582, $3,425, and $24,147, respectively.

BRAZOS MUTUAL FUNDS

Notes to Financial Statements (Unaudited) – (continued)	May 31, 2006

The Trust, on behalf of each Portfolio, entered into a Distribution Agreement with Quasar Distributors, LLC (“Quasar”), an affiliate of U.S. Bancorp Fund Services, LLC (the “Administrator”). A Distribution Plan for each class of shares of a Portfolio has been adopted in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares (“distribution expenses”) in accordance with a plan adopted by the investment company’s board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of Class N and Class B have adopted Distribution Plans hereinafter referred to as the “Class N Plan” and “Class B Plan”.

Under the Class N Plan and Class B Plan, the Distributor receives payments from a Portfolio at an annual rate of up to 0.10% and 0.75%, respectively, of average daily net assets of such Portfolio’s Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Portfolio shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class’ Plan may exceed the Distributor’s distribution costs as described above. The Distribution Plans provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance.

      Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration	Small Cap Portfolio	Micro Cap Portfolio	Mid Cap Portfolio	Growth Portfolio

November 30, 2006	$—	$47,918	$—	$33,373

November 30, 2008	$—	$—	$—	$59,379

November 30, 2009	$47,126	$—	$24,147	$30,090

The Trust, on behalf of each Portfolio, entered into a Transfer Agent Servicing Agreement with the Administrator.

5. Trust Shares. At May 31, 2006, there were an unlimited number of shares of beneficial interest authorized. The following table summarizes the activity in shares and dollar amounts applicable to each Portfolio.

BRAZOS MUTUAL FUNDS

Notes to Financial Statements (Unaudited) – (continued)	May 31, 2006

	Micro Cap Portfolio				Small Cap Portfolio

	Class Y				Class Y

	For the		For the		For the
	six months ended		year ended		six months ended
	May 31, 2006		November 30, 2005		May 31, 2006

	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	338,451	$8,046,783	651,667	$13,122,712	5,258	$103,107

Reinvested dividends	29,540	616,497	—	—	—	—

Shares redeemed	(1,110,250)	(24,357,086)	(3,772,459)	(74,946,230)	(512,758)	(10,033,146)

Net decrease	(742,259)	$(15,693,806)	(3,120,792)	$(61,823,518)	(507,500)	$(9,930,039)

Beginning Shares	4,539,321		7,660,113		1,779,334

Ending Shares	3,797,062		4,539,321		1,271,834

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Small Cap Portfolio

	Class Y

	For the
	year ended
	November 30, 2005

	Shares	Amount

Shares sold	496,921	$8,595,379

Reinvested dividends	—	—

Shares redeemed	(8,872,780)	(155,346,756)

Net decrease	(8,375,859)	$(146,751,377)

Beginning Shares	10,155,193

Ending Shares	1,779,334

	Micro Cap Portfolio				Small Cap Portfolio

	Class N				Class N

	For the		For the		For the
	six months ended		year ended		six months ended
	May 31, 2006		November 30, 2005		May 31, 2006

	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	75,206	$1,732,110	269,193	$5,285,241	10,727	$207,317

Shares issued in connection with the redesignation of the Class II assets	—	—	139,502	2,830,489	—	—

Reinvested dividends	3,873	79,712	—	—	—	—

Shares redeemed	(299,979)	(6,565,284)	(236,425)	(4,673,890)	(41,947)	(814,476)

Net decrease	(220,900)	$(4,753,462)	172,270	$3,441,840	(31,220)	$(607,159)

Beginning Shares	605,325		433,055		231,650

Ending Shares	384,425		605,325		200,430

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Small Cap Portfolio

	Class N

	For the
	year ended
	November 30, 2005

	Shares	Amount

Shares sold	19,994	$338,389

Shares issued in connection with the redesignation of the Class II assets	84,964	1,486,868

Reinvested dividends	—	—

Shares redeemed	(104,320)	(1,780,189)

Net decrease	638	$45,068

Beginning Shares	231,012

Ending Shares	231,650

	Micro Cap Portfolio				Small Cap Portfolio

	Class B				Class B

	For the		For the		For the
	six months ended		year ended		six months ended
	May 31, 2006		November 30, 2005		May 31, 2006

	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	107	$2,000	—	$—

Reinvested dividends	1,055	21,055	—	—	—	—

Shares redeemed	(29,759)	(646,299)	(58,232)	(1,121,765)	(22,004)	(403,894)

Net decrease	(28,704)	$(625,244)	(58,125)	$(1,119,765)	(22,004)	$(403,894)

Beginning Shares	169,130		227,255		99,639

Ending Shares	140,426		169,130		77,635

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Small Cap Portfolio

	Class B

	For the
	year ended
	November 30, 2005

	Shares	Amount

Shares sold	—	$—

Reinvested dividends	—	—

Shares redeemed	(45,229)	(736,108)

Net decrease	(45,229)	$(736,108)

Beginning Shares	144,868

Ending Shares	99,639

BRAZOS MUTUAL FUNDS

Notes to Financial Statements (Unaudited) – (continued)	May 31, 2006

	Micro Cap Portfolio				Growth Portfolio

	Class Y				Class Y

	For the		For the		For the
	six months ended		year ended		six months ended
	May 31, 2006		November 30, 2005		May 31, 2006

	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	31,936	$362,466	27,748	$321,377	68,177	$1,139,450

Reinvested dividends	227,765	2,525,916	—	—	—	—

Shares redeemed	(842,179)	(10,043,581)	(1,648,237)	(18,962,208)	(65,773)	(1,099,028)

Net decrease	(582,478)	$(7,155,199)	(1,620,489)	$(18,640,831)	2,404	$40,422

Beginning Shares	2,255,549		3,876,038		1,018,291

Ending Shares	1,673,071		2,255,549		1,020,695

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Growth Portfolio

	Class Y

	For the
	year ended
	November 30, 2005

	Shares	Amount

Shares sold	24,074	$363,719

Reinvested dividends	—	—

Shares redeemed	(704,534)	(10,225,006)

Net decrease	(680,460)	$(9,861,287)

Beginning Shares	1,698,751

Ending Shares	1,018,291

	Micro Cap Portfolio				Growth Portfolio

	Class N				Class N

	For the		For the		For the
	six months ended		year ended		six months ended
	May 31, 2006		November 30, 2005		May 31, 2006

	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	778	$9,075	98,306	$1,088,513	5,011	$84,791

Shares issued in connection with the redesignation of the Class II assets	—	—	—	—	—	—

Reinvested dividends	391,720	4,234,495	—	—	—	—

Shares redeemed	(19,949)	(229,190)	(179,447)	(2,125,683)	(27,406)	(454,606)

Net decrease	372,549	$4,014,380	(81,141)	$(1,037,170)	(22,395)	$(369,815)

Beginning Shares	2,816,019		2,897,160		2,724,882

Ending Shares	3,188,568		2,816,019		2,702,487

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Growth Portfolio

	Class N

	For the
	year ended
	November 30, 2005

	Shares	Amount

Shares sold	23,842	$347,967

Shares issued in connection with the redesignation of the Class II assets	94,580	1,401,679

Reinvested dividends	—	—

Shares redeemed	(87,080)	(1,252,287)

Net decrease	31,342	$497,359

Beginning Shares	2,693,540

Ending Shares	2,724,882

	Growth Portfolio

	Class B

	For the		For the
	six months ended		year ended
	May 31, 2006		November 30, 2005

	Shares	Amount	Shares	Amount

Shares sold	—	$—	8	$100

Shares redeemed	(28,313)	(449,022)	(70,163)	(982,302)

Net decrease	(28,313)	$(449,022)	(70,155)	$(982,202)

Beginning Shares	185,153		255,308

Ending Shares	156,840		185,153

BRAZOS MUTUAL FUNDS

Notes to Financial Statements (Unaudited) – (continued)	May 31, 2006

6. Income Tax Information. At November 30, 2005, accumulated earnings/(losses) on a tax basis were as follows:

	Small Cap	Micro Cap	Growth	Mid Cap
	Portfolio	Portfolio	Portfolio	Portfolio

Cost of Investments	$37,003,357	$99,005,096	$59,598,568	$58,676,492

Gross unrealized appreciation	4,378,335	12,327,834	4,912,852	5,419,326

Gross unrealized depreciation	(1,238,940)	(2,032,805)	(841,341)	(730,776)

Net unrealized appreciation/(depreciation)	$3,139,395	$10,295,029	$4,071,511	$4,688,550

Undistributed ordinary income	—	—	—	5,523,912

Undistributed long-term capital gain	—	746,550	—	1,651,966

Total distributable earnings	$—	$746,550	$—	$7,175,878

Other accumulated gains (losses)	$(19,851,245)	$—	$(24,043,178)	$—

Total accumulated earnings/(losses)	$(16,711,850)	$11,041,579	$(19,971,667)	$11,864,428

At November 30, 2005, undistributed ordinary income and long-term capital gains for federal tax purposes were as follows:

	Undistributed	Undistributed
	Ordinary	Long-Term
	Income*	Capital Gains

Small Cap Portfolio	$—	$—

Micro Cap Portfolio	—	746,550

Growth Portfolio	—	—

Mid Cap Portfolio	5,523,912	1,651,966

*	Amount includes ordinary income and short-term capital gains.

The following net realized capital loss carryforwards at November 30, 2005, may be utilized to offset future capital gains. To the extent the Small Cap Portfolio and Growth Portfolio realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carryforward.

	Capital Loss	Expiration
	Carryforward	Through

Small Cap Portfolio	$19,851,245	11/30/10

Micro Cap Portfolio	—	—

Growth Portfolio	24,043,178	11/30/10

Mid Cap Portfolio	—	—

BRAZOS MUTUAL FUNDS

Notes to Financial Statements (Unaudited) – (continued)	May 31, 2006

During the six months ended May 31, 2006 the Portfolios paid the following dividends:

	Ordinary
	Income	Net Long-Term
	Dividends	Capital Gains

Small Cap Portfolio	$—	$—

Micro Cap Portfolio	—	764,569

Growth Portfolio	—	—

Mid Cap Portfolio	5,523,908	1,651,980

During the year ended November 30, 2005 the Portfolios did not pay any dividends.

BRAZOS MUTUAL FUNDS
Additional Information (Unaudited)

Proxy Voting. A description of the Trust’s proxy voting policies and procedures relating to the holdings of each Portfolio is available without charge, upon request, by calling 1-800-426-9157 or the SEC website at http://www.sec.gov.

Proxy Voting Record. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-426-9157 and on the SEC website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule. The Funds file complete schedules of portfolio holdings for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the Public Reference room may be obtained by calling 1-800-SEC-0330.

(This page intentionally left blank)

www.brazosfunds.com

US Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

TRUSTEES

GEORGE W. GAU
JOHN H. MASSEY
DAVID M. REICHERT
WAYNE G. WILLEMS

OFFICERS

WAYNE G. WILLEMS
President

BENJAMIN C. BELL, JR.
Chief Financial Officer and Treasurer

JAMIE L. AWTRY
Chief Compliance Officer

ADMINISTRATOR
U.S. BANCORP FUND SERVICES, LLC
615 EAST MICHIGAN STREET, 3RD FLOOR
MILWAUKEE, WI 53202-5207

CUSTODIAN &

TRANSFER AGENT

U.S. BANK, N.A.
625 WALNUT STREET
CINCINNATI, OH 45202

COUNSEL

KIRKPATRICK & LOCKHART
NICHOLSON GRAHAM LLP
1601 K STREET, NW
WASHINGTON, DC 20006

INDEPENDENT

REGISTERED PUBLIC
ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
100 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202

DISTRIBUTOR

QUASAR DISTRIBUTORS, LLC
615 EAST MICHIGAN STREET
MILWAUKEE, WI 53202-5207

When used as sales literature, this report must be accompanied or preceded by the Fund’s current prospectus. Distributed 03/06.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brazos Mutual Funds

By (Signature and Title)	/s/ Wayne G. Willems Wayne G. Willems, President

Date	August 2, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wayne G. Willems Wayne G. Willems, President

Date	August 2, 2006

By (Signature and Title)	/s/ Benjamin C. Bell, Jr. Benjamin C. Bell, Jr., Chief Financial Officer & Treasurer

Date	August 2, 2006